Share capital - Disclosure of earnings per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
(Loss) income for the year	$ (1,663,674)	$ 1,150,637
Weighted average number of shares outstanding	51,169,610	42,391,792
Dilutive effect of options and warrants	0	13,665,282
Weighted average diluted shares outstanding	51,169,610	56,057,074
Basic (loss) income per share	$ (0.03)	$ 0.03
Diluted (loss) income per share	$ (0.03)	$ 0.02